TAXATION (Schedule of Movement of Valuation Allowances) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
At beginning of year	(402,860,548)	(73,967,071)	(6,308,714)
Current year additions	(21,347,390)	(329,813,147)	(69,445,609)
Reversal of valuation allowances	182,090,183	919,670	1,787,252
At end of year	(242,117,755)	(402,860,548)	(73,967,071)